Rationalization Of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 employees	Sep. 30, 2013 employees	Sep. 30, 2012 employees	Sep. 30, 2014 Process Management [Member]	Sep. 30, 2013 Process Management [Member]	Sep. 30, 2012 Process Management [Member]	Sep. 30, 2014 Industrial Automation [Member]	Sep. 30, 2013 Industrial Automation [Member]	Sep. 30, 2012 Industrial Automation [Member]	Sep. 30, 2014 Network Power [Member]	Sep. 30, 2013 Network Power [Member]	Sep. 30, 2012 Network Power [Member]	Sep. 30, 2014 Climate Technologies [Member]	Sep. 30, 2013 Climate Technologies [Member]	Sep. 30, 2012 Climate Technologies [Member]	Sep. 30, 2014 Commercial & Residential Solutions [Member]	Sep. 30, 2013 Commercial & Residential Solutions [Member]	Sep. 30, 2012 Commercial & Residential Solutions [Member]	Sep. 30, 2014 Severance And Benefits [Member]	Sep. 30, 2013 Severance And Benefits [Member]	Sep. 30, 2014 Lease And Other Contract Terminations [Member]	Sep. 30, 2013 Lease And Other Contract Terminations [Member]	Sep. 30, 2014 Fixed Asset Write-Downs [Member]	Sep. 30, 2013 Fixed Asset Write-Downs [Member]	Sep. 30, 2014 Vacant Facility And Other Shutdown Costs [Member]	Sep. 30, 2013 Vacant Facility And Other Shutdown Costs [Member]	Sep. 30, 2014 Start-Up And Moving Costs [Member]	Sep. 30, 2013 Start-Up And Moving Costs [Member]	Sep. 30, 2015 Scenario, Forecast [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations liability, beginning balance	$ 32	$ 32																	$ 27	$ 23	$ 3	$ 5	$ 0	$ 0	$ 1	$ 3	$ 1	$ 1
Rationalization of operations, expense	55	78	119	17	15	19	7	27	27	15	25	53	14	3	11	2	8	9	27	45	3	3	2	1	5	6	18	23	60
Rationalization of operations, paid/utilized	65	78																	34	41	5	5	2	1	6	8	18	23
Rationalization of operations liability, ending balance	$ 22	$ 32	$ 32																$ 20	$ 27	$ 1	$ 3	$ 0	$ 0	$ 0	$ 1	$ 1	$ 1
Total number of facilities exited	14	13	20
Total number of positions eliminated	2,000	3,100	2,700